UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA  95054-1549

Form 13F File Number: 028-04527

Person Signing this Report on Behalf of Reporting Manager:

Cary I Klafter, Corporate Secretary, (408) 765-1215
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/ Cary I. Klafter        Santa Clara, California
-----------------------    February 09, 2011

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:                     3

Form 13F Information Table Entry Total:                13

Form 13F Information Table Value Total:  $             $858,761
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number    Name

1.    028-13724               Intel Capital (Cayman) Corporation

2.    028-06331               Intel Capital Corporation

3.    028-14014               Intel Technology Asia Pte Ltd

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ------ ---------- ----
ASM INTERNATIONAL N V         NY REGISTER SH  N07045102    9,602      274,268 SH       DEFINED      2            0     274,268    0
CLEARWIRE CORP                CL A            18538Q105   17,167    3,333,333 SH       DEFINED      1            0   3,333,333    0
CLEARWIRE CORP                CL A            18538Q105  171,667   33,333,333 SH       DEFINED      2            0  33,333,333    0
HARMONIC, INC                 COM             413160102    2,865      334,300 SH       DEFINED      1            0     334,300    0
HISOFT TECHNOLOGY INTL LTD    SPONSORED ADR   43358R108   27,957      925,720 SH       DEFINED      1            0     925,720    0
LIMELIGHT NETWORKS INC        COM             53261M104      558       96,098 SH       DEFINED      2            0      96,098    0
LOGMEIN INC                   COM             54142L109   19,707      444,444 SH       DEFINED      2            0     444,444    0
MICRON TECHNOLOGY INC         COM             595112103  360,900   45,000,000 SH       DEFINED      3            0  45,000,000    0
MOTRICITY INC                 COM             620107102    4,971      267,708 SH       DEFINED      1            0     267,708    0
OPNEXT INC                    COM             68375V105      359      203,985 SH       DEFINED      1            0     203,985    0
PACIFIC BIOSCIENCES OF CA     COM             69404D108   26,847    1,687,434 SH       DEFINED      2            0   1,687,434    0
PHOTRONICS INC                NOTE 5.500%10/0 719405AF9    5,000    5,000,000 PRN      DEFINED      2            0   5,000,000    0
VMWARE INC                    COM A           928563402  211,161    2,375,000 SH       DEFINED      2            0   2,375,000    0


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